UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900

Signature, Place and Date of Signing:

/s/John T. Lykouretzos          New York, New York             August 12, 2005
----------------------          ------------------          --------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total: $346,397
                                       (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

                                                          MARKET
                               TITLE                      VALUE     SHARE/                                    VOTING AUTHORITY
                               OF                         (USD)     PRN        SHRS  PUT/  INVSTMT  OTHER
       NAME OF ISSUER          CLASS           CUSIP      (X$1000)  AMOUNT     PRN   CALL  DSCRTN   MNGRS  SOLE       SHARED  NONE
AMERITRADE HLDG CORP NEW             COM       03074K100  19,541    1,050,000  SH          SOLE     NONE   1,050,000
BERKSHIRE HATHAWAY INC              CL A       084670108     167            2  SH          SOLE     NONE           2
CAPITAL ONE FINL CORP                COM       14040H105  18,858      235,700  SH          SOLE     NONE     235,700
COUNTRYWIDE FINANCIAL CORP           COM       222372104  18,795      486,800  SH          SOLE     NONE     486,800
DST SYS INC                          COM       233326107  33,350      712,600  SH          SOLE     NONE     712,600
DELTA PETE CORP                      COM       247907207  10,830      767,000  SH          SOLE     NONE     767,000
DENNY'S CORP                         COM       24869P104   2,000      400,000  SH          SOLE     NONE     400,000
DUN & BRADSTREET CORP DEL NEW        COM       26483E100   9,556      155,000  SH          SOLE     NONE     155,000
EMBRAER EMPRESA BRASILEIRA D   SP ADR PFD SHS  29081M102  18,212      550,700  SH          SOLE     NONE     550,700
FTD GROUP, INC                       COM       30267U108   1,135      100,000  SH          SOLE     NONE     100,000
FIDELITY NATL FINL INC               COM       316326107  23,627      662,000  SH          SOLE     NONE     662,000
FIRST ADVANTAGE CORP                 COM       31845F100   1,170       50,000  SH          SOLE     NONE      50,000
GOLDEN WEST FINL CORP                COM       381317106  21,941      340,800  SH          SOLE     NONE     340,800
HUDSON CITY BANCORP                  COM       443683107  14,263    1,250,000  SH          SOLE     NONE   1,250,000
ITT EDUCATIONAL SERVICES INC         COM       45068B109  35,049      656,100  SH          SOLE     NONE     656,100
INSTINET GROUP INC                   COM       457750107   7,983    1,523,500  SH          SOLE     NONE   1,523,500
NORTHWEST AIRLS CORP                CL A       667280101   1,824      400,000  SH          SOLE     NONE     400,000
NUVEEN INVS INC                     CL A       67090F106  16,549      439,900  SH          SOLE     NONE     439,900
PEP BOYS MANNY-MOE & JACK            COM       713278109   2,884      213,000  SH          SOLE     NONE     213,000
PIONEER NAT RES CO                   COM       723787107  14,943      355,100  SH          SOLE     NONE     355,100
SEACOR HOLDINGS INC                  COM       811904101  11,413      177,500  SH          SOLE     NONE     177,500
TEMPLE INLAND INC                    COM       879868107  24,541      660,600  SH          SOLE     NONE     660,600
TESCO CORP                           COM       88157K101  12,555    1,137,200  SH          SOLE     NONE   1,137,200
WELLPOINT INC                        COM       94973V107   9,959      143,000  SH          SOLE     NONE     143,000
TRANSOCEAN INC                       ORD       G90078109  15,252      282,600  SH          SOLE     NONE     282,600

21787.0001 #593527